UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:
                                                ----
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BT Financial Corporation
Address:   551 Main Street
           Johnstown, PA 15901

Form 13F File Number: 28-07666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Steven C. Ackmann
Title:     President and Chief Operating Officer
Phone:     814 536 3801

Signature, Place, and Date of Signing:

/s/ Steven C. Ackmann          JOHNSTOWN, PENNSYLVANIA              MAY 10, 2000
---------------------          -----------------------              ------------
[Signature]                         [City, State]                       [Date]

Report Type:

[   ]    13F HOLDINGS REPORT. (Check  here  if  all  holdings  of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check  here  if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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List of Other Managers Reporting for this Manager:

      Form 13F File Number                      Name

      28-07668                                  Laurel Trust Company